Convertible Note Payable	9 Months Ended
Apr. 30, 2013
Debt Disclosure [Abstract]
Convertible Note Payable

NOTE 3 – CONVERTIBLE NOTES PAYABLE

On November 15, 2012, the Company entered into a Senior Secured Promissory Note (the “Note”) with an unaffiliated party (the “Third Party”) under which the Company received a one-year loan with a principal balance of $100,000. The loan bears interest at 20% per annum with interest payments due quarterly. In addition, the Company issued 2,500,000 shares of restricted common stock to the lender and Mr. Holley and McBride pledged their 56,250,000 shares of the Company’s common stock as collateral and transferred 1,000,000 shares of free trading shares to the lender. The Company reflected expense in the amount of $120,000 in connection with this transfer. If the Company goes into default of the provisions of the loan, it becomes convertible into the Company’s common stock at a price of $0.001 per share (100 million shares). If an event of default occurs, the lender will have the ability of becoming the controlling shareholder of the Company. The Company recorded an initial deferred loan cost in the amount of $325,000 in connection with the issuance of the 2,500,000 shares. This loan cost is being amortized to interest expense over the term of the loan or twelve months. The company reflected amortization of deferred loan costs in the amount of $121,875 for the nine months ended April 30, 2013, which is reflected in the statement of operations as a financing cost in the form of interest expense.

On June 20, 2013, the Company and the Third party entered into an Amended and Restated Senior Secured Convertible Promissory Note (the “Amended Note”) which amended certain terms of the Note. Pursuant to the Amended Note, the Company’s repayment of the principal balance of the Amended Note is secured by all the assets of the Company. In addition, the provisions of the Note whereby Mssrs. Holley and McBride pledged 56,250,000 of their shares of common stock of the Company were removed.

At any time after the date of issuance and until the Amended Note is no longer outstanding, the Amended Note shall be convertible, in whole or in part into shares of the Company’s common stock (each a “Conversion Share”) at the rate of $0.001 per share for a maximum of 100 Million shares of the Company’s common stock (subject to adjustments), at any time and at the option of the Holder.

The Amended Note will be Senior to all notes, debentures and any loan entered into by the Company for the term of the Amended Note until the Amended Note is repaid in full.

The Company may, only with the prior consent of the Holder, pre-pay the Amended Note within 180 days by paying 115% of the Principal due plus all accrued interest. From day 181 to 365 the Amended Note can be pre-paid by paying 100% of the Amended Note plus all accrued interest.

With respect to the issuance of the Amended Note, the Company claims an exemption from the registration requirements of the Act for the private placement of the securities referenced herein pursuant to Section 4(2) of the Securities Act of 1933 since, among other things, the transaction did not involve a public offering.

On February 27, 2013, the Company entered into a $335,000 convertible loan agreement. The agreement provides for a $35,000 original issue discount. The lender, at its discretion, may provide funds up to $300,000 to the Company. It provided $60,000 at the closing of the agreement on April 30, 2013. All loans under the agreement are payable in full one year after the funds are issued together with a prorated portion of the original issue discount. All amounts outstanding under the agreement become convertible, at the lender’s discretion, into shares of the Company’s common stock starting 180 days from the execution date of the agreement. The conversion rate per share is the lower of (i) $0.044 or (ii) 60% of the lowest trade price during the 25 trading days prior to a conversion notice. The lender has agreed that it will not execute any short trades and, at no time, will hold more than 4.9% of the Company’s outstanding common stock.

If the Company repays all amounts outstanding under the agreement within 90 days of the execution date, there will be no interest amounts due. If it does not pay all amounts due within 90 days of the execution date, it cannot make any other prepayments of the amounts outstanding without the consent of the lender. In addition, there will be a one-time interest charge of 12% of the amounts outstanding. The Company must also register all shares that are issuable under the agreement in any Registration Statement that it files with the SEC for any purpose.

Upon an Event of Default (as defined in the Debenture), the outstanding principal amount of the Debenture plus accrued but unpaid interest, liquidated damages and other amounts owing on the Debenture through the date of the acceleration shall become at the Debenture holder’s election immediately due and payable in cash at the Mandatory Default Amount (as defined in the Debenture).   Commencing five days after the occurrence of an Event of Default that results in the eventual acceleration of the Debenture, the interest rate on the Debenture shall accrue at an interest rate equal to the lesser of 22% per annum or the maximum rate permitted under applicable law.

In connection with the sale of the Debenture, on April 30, 2013 (the “Initial Exercise Date”) the Company issued the purchaser of the Debenture a warrant to purchase 3,726,708 shares of the Company’s common stock at an exercise price of $0.03 per share (subject to adjustment as provided in the debenture).   The Warrant is exercisable on a cashless basis (as provided in the Warrant) and as a result there is no assurance that any part of the Warrant will be exercised for cash.  The warrant terminates three years from the Initial Exercise Date and on such date the Warrant shall be automatically exercised via cashless exercise.

Subsequent to the end of the quarter, the $60,000 advance on the convertible debenture was paid in full.